Revenues (Tables)	12 Months Ended
Mar. 31, 2016
Revenues
Schedule of revenue by category

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Cord blood processing fees	403,058	428,261	415,000	64,361
Cord blood storage fees	166,649	203,847	243,523	37,767
Fees derived from the provision of donated cord blood for transplantation and research and others	3,150	3,014	4,476	694

Total revenues	572,857	635,122	662,999	102,822